COMMITMENTS AND CONTINGENCY (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Commitment and Contingencies [Line Items]
Severance Costs	¥ 2,000,000	$ 300,000
Office Leases [Member]
Commitment and Contingencies [Line Items]
Operating Leases, Rent Expense	¥ 28,596,809	$ 432,008	¥ 1,664,128	¥ 1,323,170